Stock Option Plan - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Stock Option Plan [Abstract]
Balances, Number of Options	13,705	12,527
Balances, Weighted-Average Exercise Price Per Share	$ 87	$ 231.81
Balances, Weighted-Average Remaining Contractual Term (in years	3 years	6 years 11 months 8 days
Exercisable, Number of Options		9,906
Exercisable, Weighted-Average Exercise Price Per Share		$ 244.91
Exercisable, Weighted-Average Remaining Contractual Term (in years		5 years 5 months 12 days
Vested and expected to vest, Number of Options		12,527
Vested and expected to vest, Weighted-Average Exercise Price Per Share		$ 231.81
Vested and expected to vest, Weighted-Average Remaining Contractual Term (in years		6 years 11 months 8 days
Options granted, Number of Options		7,194
Options granted, Weighted-Average Exercise Price Per Share		$ 273.47
Options expired, Number of Options		(933)
Options expired, Weighted-Average Exercise Price Per Share		$ 49.92
Options cancelled/forfeited, Number of Options		(1,076)
Options cancelled/forfeited, Weighted-Average Exercise Price Per Share		$ 194.45
Options settled for promissory note, Number of Options		(6,363)
Options settled for promissory note, Weighted-Average Exercise Price Per Share		$ 67.3